COMMITMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Research and Development Expense [Member]
Operating Leased Assets [Line Items]
Rent expense	$ 104,724	$ 98,501
General and Administrative Expense [Member]
Operating Leased Assets [Line Items]
Rent expense	$ 18,347	$ 12,777